Contingent liabilities	12 Months Ended
Jun. 30, 2018
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Contingent liabilities

Note 29. Contingent liabilities

The consolidated entity is continuing to prosecute its Intellectual Property (‘IP’) rights against an Austrian company, APOtrend. At June 30, 2018 the Austrian Supreme Court has rendered a final decision on the patent infringement. As a result, Kazia is entitled to make a claim against APOtrend in relation to two of the three products which were the subject of the claim, while for the third product, Kazia’s claim was denied. In respect of this third product, APOtrend is entitled to claim compensation for damages caused by a preliminary injunction. At the date of this report, no claim has been made by either party.

The consolidated entity has provided a guarantee to the value of €250,000 (A$394,073) with the court to confirm its commitment to the ongoing enforcement process. As at June 30, 2018, the receivable balance continues to be fully impaired on the basis that it is unlikely to be recovered.